TREASURY SHARES	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
Treasury shares	TREASURY SHARES
As of June 30, 2025, the Company holds an aggregate of 432,557 shares at a cost of $4.2 million, with a weighted average of $9.64 per share (December 31, 2024: 432,557 shares at a cost of $4.2 million).